Filed under Rule 497(e)
Registration No. 811-7725

SEASONS SERIES TRUST

Supplement to the Statement of Additional Information dated July 29, 2013

Effective immediately, under the heading PORTFOLIO MANAGERS, under the section Other Accounts with regard to SunAmerica Asset Management Corp. (“SAAMCo”) the chart is revised as follows:

Portfolio	Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of November 30, 2013)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)	No. of Accounts	Total Assets (in $ millions)

Large Cap Growth	SAAMCo	Campion, Timothy	21	$25,373	—	—	—	—
		Murphy, Kara	15	$17,186	—	—	—	—
		Sheridan, Andrew	18	$18,933	—	—	—	—

Large Cap Value	SAAMCo	Campion, Timothy	21	$25,295	—	—	—	—
		Murphy, Kara	15	$17,109	—	—	—	—
		Sheridan, Andrew	18	$18,856	—	—	—	—

Mid Cap Growth	SAAMCo	Campion, Timothy	21	$25,445	—	—	—	—
		Murphy, Kara	15	$17,258	—	—	—	—
		Sheridan, Andrew	18	$19,005	—	—	—	—

Mid Cap Value	SAAMCo	Campion, Timothy	21	$25,386	—	—	—	—
		Murphy, Kara	15	$17,200	—	—	—	—
		Sheridan, Andrew	18	$18,947	—	—	—	—

Small Cap	SAAMCo	Campion, Timothy	21	$25,428	—	—	—	—
		Murphy, Kara	15	$17,241	—	—	—	—
		Sheridan, Andrew	18	$18,988	—	—	—	—

Date:     January 6, 2014